Fixed Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Fixed Assets, Net

Note 5. Fixed Assets, Net

Fixed assets comprised the following:

	September 30, 2023	December 31, 2022
Computer equipment	$47,909	$97,624
RAS system	129,677	2,089,909
Automobiles	-	122,715
Leasehold improvements	17,904	89,055
Building Improvements	109,594	0
Total	305,084	2,399,303
Less: Accumulated depreciation and impairment	(37,523)	(2,278,903)
Fixed assets, net	$267,561	$120,400

For the nine months ended September 30, 2023 and 2022, depreciation expense totaled approximately $3,200 and $168,900, respectively.

Note 5. Fixed Assets, Net

Fixed assets comprised the following at December 31:

	2022	2021
Computer equipment	$97,624	$90,707
RAS system	2,089,909	1,963,734
Automobiles	122,715	23,188
Leasehold improvements	89,055	4,919
Total	2,399,303	2,082,548
Less: Accumulated depreciation and impairment	(2,278,903)	(178,145)
Fixed assets, net	$120,400	$1,904,403

For the years ended December 31, 2022 and 2021, depreciation expense totaled approximately $231,000 and $104,000, respectively.